NOTE 9: ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Note 8 Assets Held For Sale
Disclosure of detailed information about assets held for sale
	Facility Portland	Land Portland	Total

Cost
Balance, December 31, 2016	$70,297	$119,703	$190,000
Expenditures	—	—	—
Balance, December 31, 2017	70,297	119,703	190,000
Impairment loss	(20,151)	(36,921)	(57,072)
Balance, December 31, 2018	50,146	82,782	132,928
Disposal	(50,146)	(82,782)	(132,928)
Balance, December 31, 2019	$—	$—	$—
Accumulated amortization
Balance, December 31, 2016, 2017 and 2018	$(4,956)	$—	$(4,956)
Disposal	4,956	—	4,956
Balance, December 31, 2019	$—	$—	$—
Carrying amount
Balance, December 31, 2017	$65,341	$119,703	$185,044
Balance, December 31, 2018	45,190	82,782	127,972
Balance, December 31, 2019	$—	$—	$—